Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Provision for Income Taxes [Abstract]
Schedule of Income Taxes Rate	Italian companies are subject to two enacted income taxes at the following rates:
	2024	2023	2022
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

Schedule of Income Tax Expenses	For the years ended December 31, 2024, 2023 and 2022, the Company’s income tax expenses are as follows:
	2024	2023	2022
	EUR	EUR	EUR
Current tax expenses	(41,137)	41,085	-
	(41,137)	41,085	-

Schedule of Reconciliation of Income Taxes at Statutory Rates

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2024	2023	2022
	EUR	EUR	EUR
(Loss) profit before tax for the year	(5,089,998)	(4,870,580)	(1,226,855)

Expected income tax recovery – IRES	41,137	40,902	(112,400)
Expected income tax recovery – IRAP	-	235	(18,265)
Expected income tax recovery – Ireland	-	-	(94,815)
Tax loss not recognized	-	(52)	225,480
Current tax expenses	41,137	41,085	29,331